Short-term bank loans and other debt (Tables)	12 Months Ended
Dec. 31, 2022
Short-term bank loans and other debt
Schedule of short-term bank loans and other debt

	December 31,	December 31,
	2021	2022
	US$	US$
Loan from Hua Xia Bank Co., Ltd.
Due July 10, 2022 at 7.00% per annum	4,391,675	4,020,331
Due June 11, 2022 at 7.00% per annum	12,547,642	11,486,661
Due March 30, 2022 at 8.00% per annum	6,273,821	5,743,331

Loan from Shenzhen Zhong’an Finance Leasing Co.,Ltd. at 5.89% per annum	1,568,455	—

Loan from Everbright Bank
Due October 19, 2022 at 8.00% per annum	4,705,366	4,278,781

Loan from Henan Zhongyuan Microfinance Co., Ltd
Due July 29, 2022, at 11.00% per annum	4,705,366	4,235,706

Loan from Beijing Zhongjin Chengkai Microfinance Co., Ltd
Due April 29, 2022, at 15.60% per annum	1,239,080	—

Loan from Huaxia Pawnshop Co., Ltd
Due June 9, 2022 at 30.00% per annum	326,239	—

Loan fromTianjin Guotou Rongshun Microfinance Co., Ltd
Due September 26, 2022 at 9.60% per annum	964,600	—

Loan from Beijing Dingcheng Pawnshop Co., Ltd
Due March 9, 2022 at 19.20% per annum	1,882,146	1,579,416

Loan from Bohai Bank Xi'an Branch
Due September 2, 2022 at 7.80% per annum	1,568,455	—

Loan from Luso International Banking Ltd
Due January 19, 2022, at 3.90% per annum	2,130,000	—
Due February 5, 2022, at 3.90% per annum	2,270,000	—

Loan from Bank of Zhengzhou
Due March 28, 2022, at 6.50% per annum	54,895,932	50,254,143

Total short-term bank loans and other debt	99,468,777	81,598,369